REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of revenue
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Gas Transmission	$353	$337	$696	$689
Leasing	308	389	697	770
Distribution	137	126	278	239
Connections	54	48	101	92
Other	14	8	23	20
Total	$866	$908	$1,795	$1,810
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Brazil	$353	$338	$697	$690
United Kingdom	199	183	398	353
France	62	78	138	150
Switzerland	67	81	151	151
Singapore	67	91	152	144
China	23	21	53	64
Denmark	33	47	74	87
Hong Kong	17	20	36	38
Germany	6	12	15	24
United States	10	12	22	24
Other	29	25	59	85
Total(1)	$866	$908	$1,795	$1,810
1.Our company generates the majority of its leasing revenues from international containers which are deployed by customers in a wide variety of global trade routes. Leasing revenue contracts are denominated in U.S. dollars and are disaggregated by geographical region where our customers are domiciled.